PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Income Tax Disclosure [Abstract]
Loss from Continuing Operations Before Provision for Income Taxes	$ (49,548,705)	$ (60,651,820)	$ (103,314,604)	$ (196,997,174)
Income Tax Benefit (Expense)	$ 32,207,910	$ 13,836,022	$ (2,101,121)	$ 47,088,266
Effective Tax Rate	65.00%	23.00%	2.00%	24.00%	7.09%	1.03%
Current:
Federal					$ 21,675,826	$ 17,380,191
State					2,471,663	2,401,365
Total Current					24,147,489	19,781,556
Deferred:
Federal					(52,822,427)	(17,388,695)
State					(12,153,888)	(7,977,922)
Total Deferred					(64,976,315)	(25,366,617)
Total Provision for Income Taxes					$ (40,828,826)	$ (5,585,061)